Acquisitions and Dispositions (Details) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2011	Nov. 26, 2013
Net Income Attributable to the Company and Transfers to Noncontrolling Interest
Net loss attributable to Harsco Corporation	$ (22,171,000)	$ (232,848,000)	$ (259,808,000)
Net increase in the Company's paid-in capital for changes to noncontrolling interests	0	711,000	0
Change from net loss attributable to the Company and changes to noncontrolling interest	(22,171,000)	(232,137,000)	(259,808,000)
Business Acquisition [Line Items]
Proceeds from Infrastructure transaction	15,699,000	303,039,000	0
Assets held-for-sale:
Cash and cash equivalents	62,843,000	93,605,000	95,250,000	93,605,000	62,843,000	121,184,000
Due from unconsolidated affiliate	28,145,000	45,973,000		45,973,000	28,145,000
Assets held-for-sale	1,355,000	113,968,000		113,968,000	1,355,000
Liabilities of assets held-for-sale:
Accrued compensation	53,780,000	53,113,000		53,113,000	53,780,000
Insurance liabilities - current portion	12,415,000	10,523,000		10,523,000	12,415,000
Other current liabilities	35,470,000	41,879,000		41,879,000	35,470,000
Liabilities of assets held-for-sale	0	109,176,000		109,176,000	0
After-tax loss from discontinued operations	(110,000)	1,492,000	919,000
Loss on disposal of Harsco Infrastructure Segment	2,911,000	272,250,000	0
Harsco Infrastructure [Member]
Business Acquisition [Line Items]
Proceeds from Infrastructure transaction				300,000,000
Gain (Loss) on Disposition of Business	(2,900,000)	(272,300,000)
Assets held-for-sale:
Cash and cash equivalents		1,290,000		1,290,000
Trade accounts receivable, net		28,471,000		28,471,000
Due from unconsolidated affiliate		65,728,000		65,728,000
Inventories		5,898,000		5,898,000
Other current assets		2,129,000		2,129,000
Property, plant and equipment, net		10,343,000		10,343,000
Other assets		109,000		109,000
Assets held-for-sale		113,968,000		113,968,000
Liabilities of assets held-for-sale:
Accounts payable		4,143,000		4,143,000
Accrued compensation		4,618,000		4,618,000
Income taxes payable		1,105,000		1,105,000
Insurance liabilities - current portion		21,000		21,000
Due to unconsolidated affiliate		97,079,000		97,079,000
Other current liabilities		2,210,000		2,210,000
Liabilities of assets held-for-sale		109,176,000		109,176,000
Divestiture Of Businesses, Transaction Expenses	20,100,000				2,200,000
Harsco Infrastructure [Member] | Infrastructure Transaction Strategic Venture [Member]
Business Acquisition [Line Items]
Percentage of ownership in equity method investments							29.00%
Gas Technologies Divestiture
Liabilities of assets held-for-sale:
After-tax loss from discontinued operations	$ (100,000)	$ 1,500,000	$ 900,000